Consolidated Balance Sheets $ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)		Dec. 31, 2025 SGD ($)		Dec. 31, 2024 SGD ($)
Current assets:
Cash and cash equivalents		$ 8,309		$ 10,684		$ 686
Accounts receivable, net		11,206		14,410		16,257
Contract assets		61		79
Inventories, net		12,257		15,761		18,620
Deposits, prepayments and other receivables		2,330		2,996		1,808
Deferred IPO expenses						1,901
Total current assets		34,163		43,930		39,272
Non-current assets:
Plant and equipment, net		25,769		33,137		30,233
Right-of-use assets		9		11		1,199
Other receivables		236		304		343
Total non-current assets		26,014		33,452		31,775
TOTAL ASSETS		60,177		77,382		71,047
Current liabilities:
Accounts payable and accrued liabilities		8,934		11,488		12,136
Bank borrowings		13,184		16,953		23,333
Lease liabilities		5,137		6,606		7,421
Income tax payable		772		993		127
Total current liabilities		39,281		50,512		55,947
Long-term liabilities:
Lease liabilities		5,878		7,558		6,865
Deferred tax liabilities		2,032		2,613		2,017
Total long-term liabilities		7,910		10,171		8,882
TOTAL LIABILITIES		47,191		60,683		64,829
Commitments and contingencies (Note 19)
Shareholders’ equity
Ordinary share, par value US$0.000025, 20,000,000,000 shares authorized, 27,796,502 and 29,404,342 ordinary shares issued and outstanding as of December 31, 2024 an December 31, 2025, respectively**	[1]
Additional paid-in capital		4,493		5,778		883
Retained earnings		8,493		10,921		5,335
Accumulated other comprehensive income			[1]		[1]
Total shareholders’ equity		12,986		16,699		6,218
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		60,177		77,382		71,047
Related Party [Member]
Current liabilities:
Amounts due to related parties		$ 11,254		$ 14,472		$ 12,930

[1]	– denotes amount less than $’000.